Plant and Equipment	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and Equipment
11.
PLANT AND EQUIPMENT

The Group acquired $24 thousand and nil of equipment during the six months ended June 30, 2024 and 2025, respectively. The Group also disposed of equipment totaling $18 thousand and $64 thousand during the six months ended June 30, 2024 and 2025, respectively.